Stradley Ronon Stevens & Young, LLP Suite 2600 2005 Market Street Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Joel D. Corriero, Esq.
(215) 564-8528
April 23, 2020
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	AIM International Mutual Funds (Invesco International Mutual Funds) (the “Registrant”) File Nos. 033-44611 and 811-06463 Rule 485(a) Filing

Ladies and Gentlemen:
Pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (“1933 Act”), submitted electronically for filing via EDGAR is Post-Effective Amendment Nos. 97/99 (the “Amendment”)  to the Registrant’s Registration Statement on Form N-1A. This Amendment is being filed to reflect changes to Invesco Global Responsibility Equity Fund’s (the “Fund”) name, management fees, principal investment strategies, principal risks and investment policies.
The Registrant intends, on or prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the U.S. Securities and Exchange Commission staff on the Amendment; and (ii) updating certain non-material information contained in the prospectus and statement of additional information relating to the Fund.
Please direct questions or comments relating to the Amendment to me at the above-referenced telephone number or, in my absence, to Emily Ast at (212) 323-5086.
Very truly yours, /s/ Joel D. Corriero Joel D. Corriero